Changes in Each Component of Accumulated Other Comprehensive Income (Loss), Net Of Tax (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	¥ 777,997	¥ 245,588	¥ 104,972
Less: reclassification adjustments for losses (gains) included in net income	(122,606)
Change during year	339,880	532,409	140,616
Balance at end of fiscal year	1,117,877	777,997	245,588
Accumulated Net Unrealized Investment Gain (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	995,124	628,636	514,128
Before reclassification adjustments during year	255,140	427,913	87,215
Less: reclassification adjustments for losses (gains) included in net income	(126,992)	(61,425)	27,293
Change during year	128,148	366,488	114,508
Balance at end of fiscal year	1,123,272	995,124	628,636
Accumulated Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	(82,420)	(169,881)	(165,028)
Before reclassification adjustments during year	75,986	87,460	(6,779)
Less: reclassification adjustments for losses (gains) included in net income		1	1,926
Change during year	75,986	87,461	(4,853)
Balance at end of fiscal year	(6,434)	(82,420)	(169,881)
Accumulated Defined Benefit Plans Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of fiscal year	(134,707)	(213,167)	(244,128)
Before reclassification adjustments during year	131,360	67,795	14,711
Less: reclassification adjustments for losses (gains) included in net income	4,386	10,665	16,250
Change during year	135,746	78,460	30,961
Balance at end of fiscal year	¥ 1,039	¥ (134,707)	¥ (213,167)